FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Details ) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non current assets	$ 1,096,510	$ 690,927
Current Liability	(817,005)	(606,004)
Current Liability	526,254	251,303
Swap Aura Almas [Member]
IfrsStatementLineItems [Line Items]
Non current assets	4,418
Current Liability		(15,164)
Swap Apoena Mines [Member]
IfrsStatementLineItems [Line Items]
Current Liability	(2,753)	(3,872)
Gold Deivatives [Member]
IfrsStatementLineItems [Line Items]
Current Liability	(401,944)	(120,454)
Total [Member]
IfrsStatementLineItems [Line Items]
Derivatives Liability	$ (400,279)	$ (139,490)